Unaudited Interim Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Other reserves	Retained earnings/ (Accumulated deficit)	Profit/(loss) for the period
Equity, beginning balance at Dec. 31, 2024	€ 181,253	€ 24,378	€ 647,600	€ 73,203	€ (551,682)	€ (12,247)
Total comprehensive income/(loss)	(8,249)			983		(9,232)
Income appropriation	0				(12,247)	12,247
Share-based compensation expense:
Value of services	2,249			2,249
Equity, ending balance at Mar. 31, 2025	175,253	24,378	647,600	76,434	(563,928)	(9,232)
Equity, beginning balance at Dec. 31, 2025	106,168	26,031	675,940	83,318	(563,928)	(115,192)
Total comprehensive income/(loss)	(32,280)			(207)		(32,073)
Income appropriation	0				(115,192)	115,192
Share-based compensation expense:
Value of services	1,880			1,880
Exercises	931	51	881
Equity, ending balance at Mar. 31, 2026	€ 76,699	€ 26,082	€ 676,820	€ 84,991	€ (679,121)	€ (32,073)